Commitments and contingencies - Additional Information (Detail) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021
Commitments And Contingencies Disclosure [Line Items]
Aggregate purchase price		¥ 2,013
Supplemental Agreement TO License for sports [Member] | Fellow Subsidiary of Tencent [Member]
Commitments And Contingencies Disclosure [Line Items]
Aggregate purchase price	¥ 450